                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
             -------------------------------
Address:     1440 Kiewit Plaza
             -------------------------------
             Omaha, NE 68131
             -------------------------------

             -------------------------------


Form 13F File Number:  28- 4545
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
             -------------------------------
Title:       Vice President
             -------------------------------
Phone:       402-346-1400
             -------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28- 5194                 General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     18
                                                             ------------

Form 13F Information Table Entry Total:                                55
                                                             ------------

Form 13F Information Table Value Total:                     $  29,632,273
                                                            -------------
                                                              (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of
                                        Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Life Insurance Co. of Nebraska
               -------------------------------------------------
Address:       3024 Harney St.
               -------------------------------------------------
               Omaha, NE 68131
               -------------------------------------------------

               -------------------------------------------------


Form 13F File Number:        28-  5678
                                  ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------
Title:         Assistant Secretary
               -----------------------------
Phone:         402-346-1400
               -----------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name

        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          BHG Life Insurance Company
               -------------------------------
Address:       3024 Harney St.
               -------------------------------
               Omaha, NE 68131
               -------------------------------

               -------------------------------

Form 13F File Number:        28-  5676
                                  ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------
Title:         Assistant Secretary
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name

        28- 4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):        [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
               -------------------------------
Address:       301 E. Colorado Blvd.
               -------------------------------
               Pasadena, CA 91101
               -------------------------------

               -------------------------------

Form 13F File Number:        28-   719
                                  ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------
Title:         Assistant Secretary
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name

        28- 4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warren E. Buffett
               -------------------------------
Address:       1440 Kiewit Plaza
               -------------------------------
               Omaha, NE 68131
               -------------------------------

               -------------------------------

Form 13F File Number:        28-   554
                                  ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warren E. Buffett
               -------------------------------
Title:
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

(s) Warren E. Buffett               Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name

        28- 4545                   Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0
                                                             -----------

Form 13F Information Table Entry Total:                                0
                                                             -----------

Form 13F Information Table Value Total:                      $         0
                                                             -----------
                                                              (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
               -------------------------------
Address:       3024 Harney St.
               -------------------------------
               Omaha, NE 68131
               -------------------------------

               -------------------------------

Form 13F File Number:        28-  1517
                                 -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------
Title:         Treasurer
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name

        28- 4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
               -------------------------------
Address:       9290 West Dodge Rd.
               -------------------------------
               Omaha, NE 68114
               -------------------------------

               -------------------------------

Form 13F File Number:        28- 2226
                                -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------
Title:         Assistant Secretary
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name

        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
               -------------------------------
Address:       1825 S. Grant St.
               -------------------------------
               San Mateo, CA 94402
               -------------------------------

               -------------------------------

Form 13F File Number:        28- 6102
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------
Title:         Assistant Secretary
               -------------------------------
Phone:         402-346-1400
               -------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name

        28- 4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
               -------------------------------
Address:       One GEICO Plaza
               -------------------------------
               Washington, DC 20076
               -------------------------------

Form 13F File Number:        28- 852
                                ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               -------------------------------
Title:         Vice President
               -------------------------------
Phone:         301-986-2652
               -------------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies               Washington, DC               August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name

        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
               --------------------------------------
Address:       One GEICO Plaza
               --------------------------------------
               Washington, DC 20076-0001
               --------------------------------------

               --------------------------------------

Form 13F File Number:        28- 101
                                ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               ----------------------------
Title:         Vice President
               ----------------------------
Phone:         301-986-2652
               ----------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies               Washington, DC               August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name

        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
               ----------------------------------------
Address:       3024 Harney St.
               ----------------------------------------
               Omaha, NE 68131
               ----------------------------------------

               ----------------------------------------

Form 13F File Number:        28- 1066
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ----------------------------------------
Title:         Treasurer
               ----------------------------------------
Phone:         402-346-1400
               ----------------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name

        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
               --------------------------------
Address:       3024 Harney St.
               --------------------------------
               Omaha, NE 68131
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 718
                                ----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               --------------------------------
Title:         Treasurer
               --------------------------------
Phone:         402-346-1400
               --------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name

        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
               -------------------------------------------
Address:       3024 Harney St.
               -------------------------------------------
               Omaha, NE 68131
               -------------------------------------------

Form 13F File Number:        28- 5006
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------------------
Title:         Treasurer
               -------------------------------------------
Phone:         402-346-1400
               -------------------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name

        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
               --------------------------------
Address:       700 South 72nd Street
               --------------------------------
               Omaha, NE 68114
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 6104
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               --------------------------------
Title:         Assistant Secretary
               --------------------------------
Phone:         402-346-1400
               --------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28- 4545                             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:          OBH Inc.
               --------------------------------
Address:       1440 Kiewit Plaza
               --------------------------------
               Omaha, NE 68131
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 717
                                ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               --------------------------------
Title:         Vice President
               --------------------------------
Phone:         402-346-1400
               --------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28- 4545                             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
               --------------------------------
Address:       One GEICO Plaza
               --------------------------------
               Washington, DC 20076-0001
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 2740
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas M. Wells
               --------------------------------
Title:         Treasurer
               --------------------------------
Phone:         301-986-3433
               --------------------------------

Signature, Place, and Date of Signing:

(s) Thomas M. Wells                 Washington, DC               August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28- 4545                             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
               --------------------------------
Address:       301 E. Colorado Blvd.
               --------------------------------
               Pasadena, CA 91101
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 1357
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacobson
               --------------------------------
Title:         Vice President
               --------------------------------
Phone:         626-585-6700
               --------------------------------

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson             Pasadena, CA                 August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28- 4545                             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]   is a restatement.
                                                [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
               --------------------------------
Address:       3024 Harney St
               --------------------------------
               Omaha, NE 68131
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 3091
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               --------------------------------
Title:         Assistant Secretary
               --------------------------------
Phone:         402-346-1400
               --------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28- 4545                             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
               --------------------------------
Address:       1440 Kiewit Plaza
               --------------------------------
               Omaha, NE 68131
               --------------------------------

               --------------------------------

Form 13F File Number:        28- 3105
                                -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               --------------------------------
Title:         Treasurer
               --------------------------------
Phone:         402-346-1400
               --------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                    August 13, 2002
--------------------------------    ----------------------       ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28- 4545                             Berkshire Hathaway Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2002

                                                                           Column 6
                                                                      Investment Discretion                       Column 8
                                             Column 4     Column 5    ---------------------                   Voting Authority
                     Column 2  Column 3       Market      Shares or          (b)       (c)    Column 7    -------------------------
Column 1             Title of    CUSIP         Value      Principal   (a)   Shared-  Shared-   Other         (a)        (b)    (c)
Name of Issuer         Class    Number    (In Thousands)  Amount $    Sole  Defined   Other   Managers       Sole      Shared  None
--------------       --------  --------   --------------  ---------   ----  -------  -------  --------       ----      ------  ----
American Express Co.    Com   025816 10 9     625,627     17,225,400           X              4, 5, 14     17,225,400
                                              290,365      7,994,634           X              4, 10, 14     7,994,634
                                            4,367,694    120,255,879           X              4, 11, 14   120,255,879
                                               70,573      1,943,100           X              4, 3, 14,
                                                                                              16, 17, 18    1,943,100
                                               50,838      1,399,713           X              4, 13, 14     1,399,713
                                              101,404      2,791,974           X              4, 14         2,791,974
Block   H & R           Com   093671 10 5     738,363     15,999,200           X              4, 11, 14    15,999,200
Coca Cola               Com   191216 10 0      22,400        400,000           X              4, 14           400,000
                                               99,456      1,776,000           X              4, 12, 14     1,776,000
                                              403,514      7,205,600           X              4, 3, 14,
                                                                                              16, 17, 18    7,205,600
                                            2,247,930     40,141,600           X              4, 5, 14     40,141,600
                                            7,836,954    139,945,600           X              4, 11, 14   139,945,600
                                              511,795      9,139,200           X              4, 10, 14     9,139,200
                                               51,072        912,000           X              4, 7, 14        912,000
                                               26,880        480,000           X              4, 13, 14       480,000
Dover Corp.             Com   260003 10 8      75,778      2,165,100           X              4, 8, 9,
                                                                                              11, 14, 15    2,165,100
GATX Corp.              Com   361448 10 3     136,675      4,540,700           X              4, 11, 14     4,540,700
                                               84,280      2,800,000           X              4, 8, 9,
                                                                                              11, 14, 15    2,800,000
Gannett Inc.            Com   364730 10 1     276,033      3,636,800           X              4, 11, 14     3,636,800
The Gillette Co.        Com   375766 10 2   2,032,200     60,000,000           X              4, 11, 14    60,000,000
                                              704,496     20,800,000           X              4, 5, 14     20,800,000
                                              216,768      6,400,000           X              4, 10, 14     6,400,000
                                              216,768      6,400,000           X              4, 3, 14,
                                                                                              16, 17, 18    6,400,000
                                               27,096        800,000           X              4, 12, 14       800,000
                                               54,192      1,600,000           X              4, 7, 14      1,600,000
Great Lakes
  Chemical Corp.        Com   390568 10 3     184,071      6,948,700           X              4, 8, 9,
                                                                                              11, 14, 15    6,948,700
                                           ----------
                                           21,453,222
                                           ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2002

                                                                              Column 6
                                                                        Investment Discretion                   Column 8
                                               Column 4      Column 5   ---------------------               Voting Authority
                      Column 2  Column 3        Market       Shares or          (b)     (c)    Column 7  ------------------------
Column 1              Title of    CUSIP          Value       Principal  (a)   Shared- Shared-   Other       (a)      (b)    (c)
Name of Issuer          Class    Number     (In Thousands)   Amount $   Sole  Defined  Other   Managers     Sole    Shared  None
--------------        --------   ------     --------------  ----------  ----  -------  -----   --------     ----    ------  ----
M & T Bank
  Corporation            Com   55261F 10 4      514,308     5,997,060            X            4, 11, 14   5,997,060
                                                 46,825       546,000            X            4, 8, 9,
                                                                                              11, 14, 15    546,000
                                                 14,210       165,700            X            4, 10, 14     165,700
Moody's                  Com   615369 10 5      802,980    16,140,300            X            4, 11, 14  16,140,300
                                                391,020     7,859,700            X            4, 8, 9,
                                                                                              11, 14, 15  7,859,700
Nike Inc.                Com   654106 10 3      236,366     4,405,700            X            4, 8, 9,
                                                                                              11, 14, 15  4,405,700
Outback Steakhouse
  Inc.                   Com   689899 10 2       65,549     1,867,500            X            4, 8, 9,
                                                                                              11, 14, 15  1,867,500
Shaw Communications
  Inc.                  Cl B   82028K 20 0      246,400    22,000,000            X            4, 8, 9,
                                                                                              11, 14, 15 22,000,000
Sun Trusts Banks Inc.    Com   867914 10 3      334,963     4,946,300            X            4, 11, 14   4,946,300
                                                 58,239       860,000            X            4, 5, 14      860,000
Torchmark Corp.          Com   891027 10 4        8,130       212,834            X            4, 1, 11,
                                                                                              14            212,834
                                                 17,180       449,728            X            4, 5, 14      449,728
                                                 29,460       771,200            X            4, 11, 14     771,200
                                                 24,437       639,700            X            4, 10, 14     639,700
USG Corporation          Com   903293 40 5       46,475     6,500,000            X            4, 11, 14   6,500,000
Washington Post Co.     Cl B   939640 10 8      487,396       894,304            X            4, 11, 14                     894,304
                                                 80,829       148,311            X            4, 1, 2,
                                                                                              6, 11, 14                     148,311
                                                353,250       648,165            X            4, 10, 14                     648,165
                                                 20,157        36,985            X            4, 12, 14                      36,985
Wells Fargo & Co.
  Del                    Com   949746 10 1      637,183    12,728,390            X            4, 5, 14   12,728,390
                                                  7,509       150,000            X            4, 7, 14      150,000
                                                 51,141     1,021,600            X            4, 3, 14,
                                                                                              16, 17, 18  1,021,600
                                                  6,056       120,970            X            4, 10, 14     120,970
                                                 30,279       604,860            X            4, 13, 14     604,860
                                                 69,784     1,394,000            X            4, 12, 14   1,394,000
                                                 42,551       850,000            X            4, 14         850,000
                                              1,821,947    36,395,260            X            4, 11, 14  36,395,260
Wesco Finl Corp.         Com   950817 10 6    1,720,051     5,703,087            X            4, 3, 14    5,703,087
Zenith National Ins.
  Corp.                  Com   989390 10 9       14,376       451,355            X            4, 11, 14     451,355
                                            -----------
                                              8,179,051
                                            -----------
          GRAND TOTAL                       $29,632,273
                                            ===========